Tax - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Taxes Payable [Abstract]
Withholding taxes		R$ 14,056	R$ 16,049
Payroll Taxes		31,963	40,795
Social security contribution on revenues	[1]	53,135	40,534
Income tax and social contribution		404,252	721,522
Other taxes		7,678	7,598
Total		R$ 511,084	R$ 826,498

[1]	As of December 31, 2025 the amount R$ 20,491 was reclassified from Taxes Payable to Tax Claims as explained in note 19c.